FIRST INVESTORS FUND FOR INCOME, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                                      February 2, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

               Re:  First Investors Fund For Income, Inc.
                      File Nos. 2-38309 and 811-2107

Gentlemen:

        Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Fund For Income, Inc. (the "Fund") hereby certifies:

        (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 69 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

        (2) The text of Post-Effective Amendment No. 69 was filed electronically with the Commission.

                                            Very truly yours,

                                                      FIRST INVESTORS FUND FOR
                                                      INCOME, INC.



                                                      By: /s/ C. Durso
                                                      ------------------------
                                                      C. Durso, Vice President